UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, May 15, 2009
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total(x$1,000):  $71,596
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109      836    61342 SH       Sole                    59176              2166
Avon                           COM              054303102     1363    70885 SH       Sole                    68085              2800
Bank of America                COM              060505104      411    60320 SH       Sole                    58289              2031
Black & Decker                 COM              091797100     1082    34290 SH       Sole                    33090              1200
Boeing Company                 COM              097023105     1402    39418 SH       Sole                    37807              1611
Burlington North SF            COM              12189T104     1597    26550 SH       Sole                    25635               915
Campbell Soup Co               COM              134429109     1690    61785 SH       Sole                    59770              2015
Caterpillar, Inc               COM              149123101     1137    40662 SH       Sole                    39546              1116
Chevron                        COM              166764100     2813    41828 SH       Sole                    40278              1550
Cisco Systems                  COM              17275R102     1903   113495 SH       Sole                   110525              2970
Citigroup Inc                  COM              172967101      311   122943 SH       Sole                   119084              3859
Claymore BRIC ETF              COM              18383m100      425    18082 SH       Sole                    17480               602
Coca-Cola                      COM              191216100     1528    34756 SH       Sole                    33311              1445
Disney, (Walt) Co              COM              254687106     1602    88200 SH       Sole                    85300              2900
DuPont deNemours               COM              263534109     1073    48052 SH       Sole                    46200              1852
Ebay Inc                       COM              278642103      418    33320 SH       Sole                    32520               800
Exxon Mobil Corp               COM              30231G102     3320    48750 SH       Sole                    47045              1705
FedEx Corp                     COM              31428X106     1325    29790 SH       Sole                    28830               960
Garmin Ltd.                    COM              g37260109      426    20067 SH       Sole                    19245               822
General Electric               COM              369604103     1807   178739 SH       Sole                   172873              5866
Goodyear Tire                  COM              382550101      574    91745 SH       Sole                    89165              2580
Home Depot                     COM              437076102     1858    78875 SH       Sole                    76255              2620
Honda Motor Co                 COM              438128308      960    40520 SH       Sole                    39385              1135
Int'l Business Mach            COM              459200101     2697    27838 SH       Sole                    26918               920
Intel Corp                     COM              458140100     1727   114926 SH       Sole                   110191              4735
International Paper            COM              460146103      501    71220 SH       Sole                    69460              1760
Internet Capital Group Inc     COM              46059c205       44    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107      460    19072 SH       Sole                    19072
JP Morgan Chase                COM              46625H100     1938    72918 SH       Sole                    69982              2936
Johnson & Johnson              COM              478160104     2540    48289 SH       Sole                    46373              1916
Lowe's                         COM              548661107     1950   106842 SH       Sole                   103497              3345
McDonalds Corp                 COM              580135101     2422    44392 SH       Sole                    42677              1715
Microsoft                      COM              594918104     1500    81648 SH       Sole                    78777              2871
Morgan Stanley                 COM              617446448      762    33445 SH       Sole                    32245              1200
Nokia ADR                      COM              654902204     1232   105590 SH       Sole                   102200              3390
Novartis AG ADR                COM              66987V109     1163    30730 SH       Sole                    29160              1570
Oracle Systems                 COM              68389X105     2287   126570 SH       Sole                   121570              5000
P'Shr Gldn Drgn ETF            COM              73935x401      461    31240 SH       Sole                    30380               860
Pfizer Inc                     COM              717081103     1275    93593 SH       Sole                    90966              2627
Procter & Gamble               COM              742718109     1648    34989 SH       Sole                    33664              1325
Royal Dutch Shl ADR            COM              780259206     1404    31701 SH       Sole                    31221               480
Royal Phil Elec ADR            COM              500472303     1364    91755 SH       Sole                    88776              2979
SAP AG ADR                     COM              803054204     1129    31985 SH       Sole                    31135               850
Sonus Networks Inc             COM              835916107       31    20000 SH       Sole                    20000
Spirit Aerosystems             COM              848574109      526    52730 SH       Sole                    50940              1790
Stryker Corp                   COM              863667101     1287    37815 SH       Sole                    36315              1500
Terex Corp.                    COM              880779103      250    27070 SH       Sole                    26365               705
Time Warner Inc                COM              887317303      282    14596 SH       Sole                    13568              1028
Toyota Motor ADR               COM              892331307     1187    18750 SH       Sole                    18025               725
Tyson Foods Cl A               COM              902494103     1066   113524 SH       Sole                   110949              2575
Unilever ADR                   COM              904784709     1140    58171 SH       Sole                    56200              1971
United Technologies            COM              913017109     2586    60174 SH       Sole                    58108              2066
Wal-Mart Stores                COM              931142103     3888    74619 SH       Sole                    71844              2775
Zimmer Inc.                    COM              98956p102      984    26960 SH       Sole                    26170               790